Investments in Associates and Joint Ventures -Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of associates and joint ventures [line items]
Cash and cash equivalents in Subsidiaries		¥ 1,889	¥ 2,296,517
Assets other than cash or cash equivalents in Subsidiaries		724,721	175,263
Liabilities in Subsidiaries		¥ 509,666	¥ 2,430,332
THE MINATO BANK, LTD. and Kansai Urban Banking Corporation [member] | SMFG [member]
Disclosure of associates and joint ventures [line items]
Cash consideration received for losing control of Subsidiaries	¥ 88,389
Cash and cash equivalents in Subsidiaries	940,568
Assets other than cash or cash equivalents in Subsidiaries	7,314,397
Liabilities in Subsidiaries	7,883,267
Loss from remeasuring interests retained at fair value in Subsidiaries	22,037
Profit recognized through losing control of Subsidiaries	¥ 19,392